Transamerica Asset Allocation – Conservative Portfolio

SCHEDULE OF INVESTMENTS

At July 31, 2022

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 2.2%
U.S. Equity Funds - 2.2%
Alerian MLP ETF	85,825	$ 3,333,443
Energy Select Sector SPDR Fund	11,962	938,060
Health Care Select Sector SPDR Fund	6,015	796,386
Vanguard S&P 500 ETF	12,065	4,570,102
Vanguard Short-Term Treasury ETF	51,399	3,034,597

Total Exchange-Traded Funds (Cost $12,846,245)		12,672,588

INVESTMENT COMPANIES - 92.9%
International Alternative Fund - 0.0% (A)
Transamerica Global Allocation Liquidating Trust (B) (C) (D) (E)	1,340	3,017

International Equity Funds - 11.1%
Transamerica Emerging Markets Opportunities (C)	1,007,935	7,912,289
Transamerica International Equity (C)	2,064,268	37,156,828
Transamerica International Focus (C)	227,100	1,755,481
Transamerica International Small Cap Value (C)	397,710	5,031,034
Transamerica International Stock (C)	1,129,561	10,900,260

		62,755,892

International Fixed Income Fund - 3.2%
Transamerica Inflation Opportunities (C)	1,742,400	17,998,990

U.S. Equity Funds - 18.6%
Transamerica Capital Growth (C)	27,192	176,746
Transamerica Large Cap Value (C)	3,209,356	41,625,347
Transamerica Mid Cap Growth (C)	302,797	2,261,896

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Mid Cap Value (C)	411,030	$ 4,303,488
Transamerica Mid Cap Value Opportunities (C)	2,653	31,065
Transamerica Small Cap Growth (C)	302,939	2,002,430
Transamerica Small Cap Value (C)	425,860	2,921,400
Transamerica Sustainable Equity Income (C)	1,890,706	13,424,011
Transamerica US Growth (C)	1,647,319	39,140,289

		105,886,672

U.S. Fixed Income Funds - 58.5%
Transamerica Bond (C)	4,496,442	38,129,829
Transamerica Core Bond (C)	5,358,048	48,383,175
Transamerica Floating Rate (C)	117,000	1,053,001
Transamerica High Yield Bond (C)	23,437	192,188
Transamerica Intermediate Bond (C)	6,101,875	56,015,213
Transamerica Short-Term Bond (C)	4,048,165	39,267,197
Transamerica Total Return (C)	16,343,635	149,544,258

		332,584,861

U.S. Mixed Allocation Fund - 1.5%
Transamerica Energy Infrastructure (C)	1,190,275	8,772,329

Total Investment Companies (Cost $534,929,147)		528,001,761

Total Investments (Cost $547,775,392)		540,674,349
Net Other Assets (Liabilities) - 4.9%		27,575,031

Net Assets - 100.0%		$ 568,249,380

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	35	09/16/2022	$ 6,979,372	$ 7,233,625	$ 254,253	$ —

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$12,672,588	$—	$—	$12,672,588
Investment Companies	527,998,744	—	—	527,998,744

Total	$540,671,332	$—	$—	$540,671,332

Investment Companies Measured at Net Asset Value (E)				3,017

Total Investments				$540,674,349

Other Financial Instruments
Futures Contracts (G)	$254,253	$—	$—	$254,253

Total Other Financial Instruments	$254,253	$—	$—	$254,253

Transamerica Funds	Page 1

Transamerica Asset Allocation – Conservative Portfolio

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing security.
(C)	Affiliated investment in the Class I2 shares of Transamerica Funds, and a liquidating trust of a former Transamerica Fund. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value July 31, 2022	Shares as of July 31, 2022	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$58,109,376	$3,407,475	$(16,750,000)	$(2,057,950)	$(4,579,072)	$38,129,829	4,496,442	$1,107,778	$299,697
Transamerica Capital Growth	32,122,256	11,197,492	(22,000,000)	(7,194,995)	(13,948,007)	176,746	27,192	60,354	11,137,138
Transamerica Core Bond	57,137,475	3,182,349	(6,500,000)	(382,659)	(5,053,990)	48,383,175	5,358,048	932,137	250,212
Transamerica Emerging Markets Debt	21,291,214	588,970	(18,033,458)	(3,007,752)	(838,974)	—	—	588,970	—
Transamerica Emerging Markets Opportunities	14,851,862	1,065,653	(4,000,000)	394,897	(4,400,123)	7,912,289	1,007,935	796,536	269,117
Transamerica Energy Infrastructure	6,662,478	1,350,585	—	—	759,266	8,772,329	1,190,275	254,127	—
Transamerica Floating Rate	—	8,085,741	(6,705,000)	(277,090)	(50,650)	1,053,001	117,000	85,741	—
Transamerica Global Allocation Liquidating Trust	3,128	—	—	—	(111)	3,017	1,340	—	—
Transamerica High Yield Bond	7,766,518	7,301,568	(13,300,000)	(1,202,823)	(373,075)	192,188	23,437	301,568	—
Transamerica Inflation Opportunities	25,029,935	3,773,641	(9,000,000)	(204,723)	(1,599,863)	17,998,990	1,742,400	661,048	112,593
Transamerica Intermediate Bond	64,756,133	6,931,045	(9,000,000)	(408,115)	(6,263,850)	56,015,213	6,101,875	939,081	991,964
Transamerica International Equity	29,737,218	13,055,019	—	—	(5,635,409)	37,156,828	2,064,268	1,055,019	—
Transamerica International Focus	24,797,462	1,467,450	(18,600,000)	3,210,393	(9,119,824)	1,755,481	227,100	734,585	732,865
Transamerica International Small Cap Value	3,062,706	3,112,630	—	—	(1,144,302)	5,031,034	397,710	79,997	32,633
Transamerica International Stock	17,309,681	5,656,784	(10,300,000)	1,509,020	(3,275,225)	10,900,260	1,129,561	484,115	822,669
Transamerica Large Cap Value	45,920,374	12,195,024	(12,100,000)	327,924	(4,717,975)	41,625,347	3,209,356	1,195,024	—
Transamerica Mid Cap Growth	2,533,448	2,707,267	(1,100,000)	(362,394)	(1,516,425)	2,261,896	302,797	245,507	461,760
Transamerica Mid Cap Value	4,468,534	735,900	—	—	(900,946)	4,303,488	411,030	60,679	675,221
Transamerica Mid Cap Value Opportunities	3,256,771	290,101	(3,300,000)	914,122	(1,129,929)	31,065	2,653	113,934	176,167
Transamerica Short-Term Bond	21,138,981	23,054,620	(4,000,000)	(72,766)	(853,638)	39,267,197	4,048,165	304,620	—
Transamerica Small Cap Growth	8,053,837	481,517	(4,500,000)	299,333	(2,332,257)	2,002,430	302,939	86,585	394,932
Transamerica Small Cap Value	8,018,509	2,231,529	(5,000,000)	582,947	(2,911,585)	2,921,400	425,860	1,528,280	703,249
Transamerica Sustainable Equity Income	15,260,836	5,810,308	(3,000,000)	(524,469)	(4,122,664)	13,424,011	1,890,706	1,865,184	945,124
Transamerica Total Return	184,324,432	7,928,118	(24,350,000)	(1,895,794)	(16,462,498)	149,544,258	16,343,635	2,928,118	—
Transamerica US Growth	41,970,897	21,624,874	(10,000,000)	(244,844)	(14,210,638)	39,140,289	1,647,319	527,755	4,097,119

Total	$697,584,061	$147,235,660	$(201,538,458)	$(10,597,738)	$(104,681,764)	$528,001,761	52,469,043	$16,936,742	$22,102,460

Transamerica Funds	Page 2

Transamerica Asset Allocation – Conservative Portfolio

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(D)	Restricted security. At July 31, 2022, the value of such security held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$13,784	$3,017	0.0	%(A)

(E)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(F)	There were no transfers in or out of Level 3 during the period ended July 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(G)	Derivative instruments are valued at unrealized appreciation (depreciation).

Transamerica Funds	Page 3

Transamerica Asset Allocation – Conservative Portfolio

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica Asset Allocation – Conservative Portfolio (the “Fund”) is a series of the Transamerica Funds.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	Page 4